Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
AJC Capital Director B and Manager [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A			$ 804
Related Party Transaction, Description of Transaction	[1]	Convertible notes payable, including accrued interest
AJC Capital Director E And Executive Officers Family Office [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A		$ 278	1,962
Related Party Transaction, Description of Transaction	[2]	Term notes payable, net of discount, including accrued interest
AJC Capital Directors A,D,E,F An Officer and Manager [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A			4,615
Related Party Transaction, Description of Transaction	[3]	Simple agreements for future equity (SAFE), at fair value
AJC Capital Director D [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A		$ 104	170
Related Party Transaction, Description of Transaction	[4]	Accounts payable and accrued expenses
Directors C [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A			1,152
Related Party Transaction, Description of Transaction	[5]	Contingently convertible notes payable, including accrued interest, at fair value
Former Executive [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A			640
Related Party Transaction, Description of Transaction	[6]	Legal settlement liability
Director D [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A		$ 495	300
Related Party Transaction, Description of Transaction	[7]	Former President and Chief Operating Officer
Director A One [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A		$ 18	82
Director A [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	[8]	Advisory services included in accrued expenses
AJC Capital [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	[9]	Lease guaranty
AJC Capital [Member] | Guaranty [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A		$ 167	150
Director A Two [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A		$ 2,060
Related Party Transaction, Description of Transaction	[2]	Term notes payable including accrued interest
Director A Three [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A		$ 538
Related Party Transaction, Description of Transaction	[10]	Other liabilities
AJC Capital And Director A [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A		$ 48
Related Party Transaction, Description of Transaction	[11]	Warrant Liability

[1]	See Note 8 for full disclosures on debt, including the convertible notes and related extensions of scheduled maturity dates.
[2]	Term notes payable, net of discount, in principal amount of $
[3]	See Note 9 for full disclosures around the SAFE instruments.
[4]	Amounts owed to AJC Capital as of December 31, 2023, for primarily rent expense for temporary use of personal house for company office space in 2020; in addition, amounts owed to AJC Capital and Director D for certain consulting expenses, included in accounts payable and accrued expenses as of December 31, 2022.
[5]	See Note 8 for full disclosures around contingently convertible notes payable, including accrued interest, accounted for using the fair value option. Director C is a partner in a partnership agreement with the Calidi investor who holds the contingently convertible notes issued by Calidi which may deem Director C’s partnership to be the beneficial owner of this contingently convertible note, which is $
[6]	See Note 6 for full disclosure of a settlement liability recorded with a Co-Founder and Former Executive of Calidi, which was paid in September 2023.
[7]	On February 1, 2022, Calidi appointed a current board member (Director D referenced above), George K. Ng, as President and Chief Operating Officer of Calidi under an Employment Agreement (the “Ng Agreement”). Under the Ng Agreement, Mr. Ng is entitled to a base annual salary of $
[8]	On April 1, 2022, Calidi entered into an Advisory Agreement with Scott Leftwich (Director A referenced above), for providing certain strategic and advisory services. Director A will receive an advisory fee of $
[9]	In October 2022, in order for Calidi to secure and execute the San Diego Lease discussed in Note 14, Mr. Allan Camaisa provided a personal Guaranty of Lease of (the “Guaranty”) up to $
[10]	In August 2023, Calidi entered into an agreement with Director A for deferred compensation including advisory fees for $
[11]	See Note 10 for full disclosures around Warrants.